UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverside Advisors, LLC
Address:  3280 Peachtree Road, NE  Suite 2670
          Atlanta, Georgia  30305

Form 13F File Number:  028-10856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Simmons
Title:    Chief Compliance Officer
Phone:    (404) 949-3101

Signature, Place, and Date of Signing:

      /s/ Brian Simmons              Atlanta, Georgia              1/18/2012
      -----------------              ----------------              ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           44
                                         -----------

Form 13F Information Table Value Total:  $   192,200
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ ----
APPLE COMPUTER INC                COM       037833100        5,585       13,790  SH   SOLE                        13,790
ABBOTT LABS                       COM       002824100        5,156       91,700  SH   SOLE                        91,700
AETNA INC                         COM       00817Y108        1,456       34,500  SH   SOLE                        34,500
Aflac Inc                         COM       001055102        3,664       84,700  SH   SOLE                        84,700
BAXTER INTL INC                   COM       071813109        5,111      103,300  SH   SOLE                       103,300
CHINA MEDIAEXPRESS HOLDINGS       COM       169442100            0       11,845  SH   SOLE                        11,845
CELGENE CORP                      COM       151020104        2,866       42,400  SH   SOLE                        42,400
COMCAST CORP NEW                  COM       20030N200        7,141      303,100  SH   SOLE                       303,100
CONOCOPHILLIPS                    COM       20825C104        6,733       92,400  SH   SOLE                        92,400
CASH AMER INTL INC                COM       14754D100        4,113       88,200  SH   SOLE                        88,200
CHEVRON CORP NEW                  COM       166764100        4,033       37,900  SH   SOLE                        37,900
DIRECTV Group, Inc.               COM       25490A101        5,123      119,800  SH   SOLE                       119,800
EXPRESS SCRIPT INC                COM       302182100        5,113      114,400  SH   SOLE                       114,400
GENERAL DYNAMICS CORP             COM       369550108        1,474       22,200  SH   SOLE                        22,200
GILEAD SCIENCES INC               COM       375558103        9,005      220,000  SH   SOLE                       220,000
GOOGLE INC-CL A                   COM       38259P508        6,446        9,980  SH   SOLE                         9,980
Hewlett-Packard Company           COM       428236103        3,331      129,300  SH   SOLE                       129,300
INTEL CORP                        COM       458140100        1,453       59,900  SH   SOLE                        59,900
JABIL CIRCUIT INC                 COM       466313103        4,593      233,600  SH   SOLE                       233,600
Kohl's Corporation                COM       500255104        1,411       28,600  SH   SOLE                        28,600
LUKOIL - SPON ADR                 COM       677862104        3,797       71,700  SH   SOLE                        71,700
LOCKHEED MARTIN CORP              COM       539830109        5,121       63,300  SH   SOLE                        63,300
MASTERCARD INC CLASS A            COM       57636Q104        2,796        7,500  SH   SOLE                         7,500
MCKESSON CORP                     COM       58155Q103        5,134       65,900  SH   SOLE                        65,900
MCGRAW HILL COS INC               COM       580645109        5,203      115,700  SH   SOLE                       115,700
MILLICOM INTL CELLULAR S A        COM       2418128          2,981       29,520  SH   SOLE                        29,520
MERCK & CO INC                    COM       58933Y105        5,150      136,600  SH   SOLE                       136,600
Microsoft Corporation             COM       594918104        7,811      300,900  SH   SOLE                       300,900
NATURAL RESOURCE PARTNERS L P     COM       63900P103        5,284      194,900  SH   SOLE                       194,900
NETEASE.COM ADR                   COM       64110W102        4,848      108,100  SH   SOLE                       108,100
NOVARTIS AG-ADR                   COM       66987V109        5,174       90,500  SH   SOLE                        90,500
INCREDIMAIL LTD                   COM       B0XWL09            122       31,000  SH   SOLE                        31,000
Pfizer Inc.                       COM       717081103        5,107      236,000  SH   SOLE                       236,000
PVH CORP                          COM       693656100        4,152       58,900  SH   SOLE                        58,900
RESEARCH IN MOTION                COM       760975102        9,917      683,900  SH   SOLE                       683,900
RAYTHEON CO                       COM       755111507        7,697      159,100  SH   SOLE                       159,100
TYCO ELECTRONICS LTD SWITZERLD    COM       B62B7C3          1,383       44,900  SH   SOLE                        44,900
TRAVELERS COMPANIES INC           COM       89417E109        3,260       55,100  SH   SOLE                        55,100
Time Warner Inc.                  COM       887317303        1,478       40,900  SH   SOLE                        40,900
UNION PAC CORP                    COM       907818108        4,661       44,000  SH   SOLE                        44,000
VIACOM INC NEW                    COM       92553P201        5,213      114,800  SH   SOLE                       114,800
WASTE MANAGEMENT INC              COM       94106L109        5,185      158,500  SH   SOLE                       158,500
EXXON MOBIL CORP                  COM       30231G102        6,267       73,940  SH   SOLE                        73,940
YPF SOCIEDAD ANONIMA              COM       984245100          652       18,800  SH   SOLE                        18,800